Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 13, 2024 USD ($) share $ / shares	Jan. 04, 2024 USD ($) share $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates, although the Company’s long-standing practice has been to make annual equity grants in January and May of each year at the regularly scheduled meetings of our Compensation Committee and Board. We believe this allows management, the Compensation Committee and the Board to conduct a fulsome review of all elements of compensation on a consistent basis each year. The Board, with respect to our CEO, and the Compensation Committee, with respect to our remaining NEOs, may also grant equity awards from time to time in recognition of a NEO’s expanded duties and responsibilities or continuing contributions to the Company’s performance.
Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Pursuant to Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information regarding awards granted to named executive officers of the Company on the following dates:
•January 4, 2024, which was one business day before the filing of a Current Report on Form 8-K with which the Company furnished a slide presentation to be used by management at the 42nd Annual J.P. Morgan Healthcare Conference; and
•May 13, 2024, which was the date of the filing of a Current Report on Form 8-K in which the Company reported the results of the 2024 Annual Meeting.

Grant date	Number of securities underlying the award	Per share exercise price of the award ($)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
					(%)

William H. Lewis	01/04/2024	186,970	29.13	3,309,762	2.75
	05/13/2024	209,320	25.83	3,308,972	(2.00)

Sara Bonstein	01/04/2024	63,560	29.13	1,125,145	2.75
	05/13/2024	71,160	25.83	1,124,912	(2.00)

Roger Adsett	01/04/2024	63,560	29.13	1,125,145	2.75
	05/13/2024	71,160	25.83	1,124,912	(2.00)

Martina Flammer, M.D.	01/04/2024	63,560	29.13	1,125,145	2.75
	05/13/2024	71,160	25.83	1,124,912	(2.00)

Drayton Wise	01/04/2024	63,560	29.13	1,125,145	2.75
	05/13/2024	71,160	25.83	1,124,912	(2.00)

Award Timing Method	Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates, although the Company’s long-standing practice has been to make annual equity grants in January and May of each year at the regularly scheduled meetings of our Compensation Committee and Board. We believe this allows management, the Compensation Committee and the Board to conduct a fulsome review of all elements of compensation on a consistent basis each year. The Board, with respect to our CEO, and the Compensation Committee, with respect to our remaining NEOs, may also grant equity awards from time to time in recognition of a NEO’s expanded duties and responsibilities or continuing contributions to the Company’s performance.
Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Grant date	Number of securities underlying the award	Per share exercise price of the award ($)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
					(%)

William H. Lewis	01/04/2024	186,970	29.13	3,309,762	2.75
	05/13/2024	209,320	25.83	3,308,972	(2.00)

Sara Bonstein	01/04/2024	63,560	29.13	1,125,145	2.75
	05/13/2024	71,160	25.83	1,124,912	(2.00)

Roger Adsett	01/04/2024	63,560	29.13	1,125,145	2.75
	05/13/2024	71,160	25.83	1,124,912	(2.00)

Martina Flammer, M.D.	01/04/2024	63,560	29.13	1,125,145	2.75
	05/13/2024	71,160	25.83	1,124,912	(2.00)

Drayton Wise	01/04/2024	63,560	29.13	1,125,145	2.75
	05/13/2024	71,160	25.83	1,124,912	(2.00)

William H. Lewis [Member]
Awards Close in Time to MNPI Disclosures
Name		William H. Lewis	William H. Lewis
Underlying Securities | share		209,320	186,970
Exercise Price | $ / shares		$ 25.83	$ 29.13
Fair Value as of Grant Date | $		$ 3,308,972	$ 3,309,762
Underlying Security Market Price Change		(0.0200)	0.0275
Sara Bonstein [Member]
Awards Close in Time to MNPI Disclosures
Name		Sara Bonstein	Sara Bonstein
Underlying Securities | share		71,160	63,560
Exercise Price | $ / shares		$ 25.83	$ 29.13
Fair Value as of Grant Date | $		$ 1,124,912	$ 1,125,145
Underlying Security Market Price Change		(0.0200)	0.0275
Roger Adsett [Member]
Awards Close in Time to MNPI Disclosures
Name		oger Adsett	oger Adsett
Underlying Securities | share		71,160	63,560
Exercise Price | $ / shares		$ 25.83	$ 29.13
Fair Value as of Grant Date | $		$ 1,124,912	$ 1,125,145
Underlying Security Market Price Change		(0.0200)	0.0275
Martina Flammer, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Martina Flammer, M.D.	Martina Flammer, M.D.
Underlying Securities | share		71,160	63,560
Exercise Price | $ / shares		$ 25.83	$ 29.13
Fair Value as of Grant Date | $		$ 1,124,912	$ 1,125,145
Underlying Security Market Price Change		(0.0200)	0.0275
Drayton Wise [Member]
Awards Close in Time to MNPI Disclosures
Name		Drayton Wise	Drayton Wise
Underlying Securities | share		71,160	63,560
Exercise Price | $ / shares		$ 25.83	$ 29.13
Fair Value as of Grant Date | $		$ 1,124,912	$ 1,125,145
Underlying Security Market Price Change		(0.0200)	0.0275